Expense Example {- Fidelity® Series Corporate Bond Fund} - 08.31 Fidelity Series Corporate Bond Fund PRO-06 - Fidelity® Series Corporate Bond Fund - Fidelity Series Series Corporate Bond Fund	Oct. 29, 2022 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none